Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits income tax penalties accrued	0	0
Unrecognized tax benefits interest on income taxes accrued	0	$ 0
Canada Revenue Agency [Member] | Research and Development Expense [Member]
Operating Loss Carryforwards [Line Items]
Non capital loss carryforwards to future expire	11,598,757
Canadian Federal Investment Tax Credits [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 2,279,978
Tax credit carry forward expiration term	20 years
Provincial Investment Tax Credits [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 706,218
Tax credit carry forward expiration term	10 years